Trade receivables (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Analysis of overdue amounts [line items]
Total trade receivables, net	$ 7,423	$ 7,107
Trade receivables [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	7,423	7,107
Trade receivables [member] | Current [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	7,138	6,791
Trade receivables [member] | Not later than one month [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	134	146
Trade receivables [member] | Later than one month and not later than three months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	95	66
Trade receivables [member] | Later than three months and not later than six months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	37	64
Trade receivables [member] | Later than six months and not later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	24	38
Trade receivables [member] | Later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	53	53
Trade receivables [member] | Provision for doubtful receivable [member]
Analysis of overdue amounts [line items]
Provision for doubtful receivable	$ (58)	$ (51)